SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated February 24, 2026
to the Class F Shares Prospectus, Class I Shares Prospectus and Class Y Shares Prospectus
(the "Prospectuses"), each dated January 31, 2026

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

WCM Investment Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to WCM Investment Management, LLC are hereby deleted from the Prospectuses.

Additionally, Brown Advisory LLC and Lindsell Train Ltd. are added as sub-advisers to the Fund. Accordingly, the Prospectuses are updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Brown Advisory LLC	Priyanka Agnihotri	Since 2026	Portfolio Manager
Lindsell Train Ltd.	James Bullock	Since 2026	Portfolio Manager
	Ben Van Leeuwen	Since 2026	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Brown Advisory LLC: Brown Advisory LLC (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore Maryland 21231, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to Brown Advisory. Priyanka Agnihotri serves as a Partner and the Portfolio Manager of the Sustainable International Leaders strategy based in Brown Advisory's London office. Ms. Agnihotri joined Brown Advisory as a financials equity research analyst in June 2015, having formerly worked for Bernstein Research on the sell-side covering European financials. Prior to this, Ms. Agnihotri began her career in 2009 as a buy-side analyst for Phoenix Asset Management Partners focusing on U.K. equities. Ms. Agnihotri achieved her MBA in 2009 from Columbia Business School where she was a member of the Value Investing Program.

Lindsell Train Ltd.: Lindsell Train Ltd. (Lindsell Train), located at 66 Buckingham Gate, London, SW1E 6AU, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to Lindsell Train. James Bullock joined Lindsell Train in 2010 as a Portfolio Managers' Assistant and was promoted to co-Portfolio Manager of the Global Equity strategy in 2015. He holds a Master's degree in Physics from the University of Oxford and a PhD in Zoology from the University of Cambridge. Ben Van Leeuwen joined Lindsell Train in 2019 and has served as a Portfolio Manager of the Global Equity strategy since 2026. Prior to this, Mr. Van Leeuwen was a Portfolio Managers' Assistant until 2023 when he was promoted to Deputy Portfolio Manager for the Global Equity Strategy. He has a degree in English Language and Literature from the University of Oxford.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1640 (02/26)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated February 24, 2026
to the Statement of Additional Information (the "SAI"), dated January 31, 2026

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

WCM Investment Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to WCM Investment Management, LLC are hereby deleted from the SAI.

Additionally, Brown Advisory LLC and Lindsell Train Ltd. are added as sub-advisers to the Fund. Accordingly, the SAI is updated as follows:

On the cover page of the SAI, "Brown Advisory LLC" and "Lindsell Train Ltd." are hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

BROWN ADVISORY LLC—Brown Advisory LLC ("Brown Advisory") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Brown Advisory is a limited liability company and is a wholly-owned subsidiary of Brown Advisory Management LLC. As of December 31, 2025, Brown Advisory had $66,641.59 million in institutional assets under management.

LINDSELL TRAIN LTD.—Lindsell Train Ltd. ("Lindsell Train") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Lindsell Train was founded in 2000 and is a majority employee-owned asset management firm. Lindsell Train specializes in the management of long-only concentrated equity portfolios.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Brown Advisory

Compensation. SIMC pays Brown Advisory a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Brown Advisory and SIMC. Brown Advisory pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended December 31, 2025.

Brown Advisory compensates investment professionals using three components: base salary, cash bonus, and firm equity. The performance bonus portion of the portfolio managers' compensation considers several factors including, but not limited to: performance, teamwork, the ability to grow and retain assets, and the firm's profitability.

Ownership of Fund Shares. As of December 31, 2025, Brown Advisory's portfolio manager did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of December 31, 2025, in addition to the International Equity Fund, Brown Advisory's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Priyanka Agnihotri	1	$47.29	0	$0	8	$143.19

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the International Equity Fund which may have different investment guidelines and objectives. In addition to the International Equity Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Brown Advisory's management of the International Equity Fund and other accounts, which, in theory, may allow Brown Advisory to allocate investment opportunities in a way that favors other accounts over the International Equity Fund. This conflict of interest may be exacerbated to the extent that Brown Advisory or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the International Equity Fund. Brown Advisory (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the International Equity Fund. To the extent a particular investment is suitable for both the International Equity Fund and the other accounts, such investments will be allocated between the International Equity Fund and the other accounts in a manner that Brown Advisory determines is fair and equitable under the circumstances to all clients, including the International Equity Fund.

To address and manage these potential conflicts of interest, Brown Advisory has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Lindsell Train

Compensation. SIMC pays Lindsell Train a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Lindsell Train and SIMC. Lindsell Train pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended December 31, 2025.

Lindsell Train seeks to pay its employees competitive rates of remuneration, supplemented by discretionary bonuses when appropriate to reflect the company's success and to reward an employee's contributions. The award of staff bonuses is influenced by Lindsell Train's annual profits but also pays testament to the longer-term success of the company. Importantly, Lindsell Train does not reward on the basis of short-term targets. Discretionary bonus payments recognize an employee's contribution to the overall business, including supporting the culture and values of Lindsell Train, and their overall job performance.

For key employees, there is also the opportunity to acquire shares in Lindsell Train as well as the opportunity to share in its profit through a dedicated profits share scheme. These measures help to encourage long-term motivation and to foster an alignment of interest. Both Messrs. Bullock and Van Leeuwen are members of this scheme.

Ownership of Fund Shares. As of December 31, 2025, Lindsell Train's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of December 31, 2025, in addition to the International Equity Fund, Lindsell Train's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James Bullock	0	$0	3	$4,636	5	$2,624
Ben Van Leeuwen	0	$0	0	$0	0	$0

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the International Equity Fund which may have different investment guidelines and objectives. In addition to the International Equity Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Lindsell Train's management of the International Equity Fund and other accounts, which, in theory, may allow Lindsell Train to allocate investment opportunities in a way that favors other accounts over the International Equity Fund. This conflict of interest may be exacerbated to the extent that Lindsell Train or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the International Equity Fund. Lindsell Train (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the International Equity Fund. To the extent a particular investment is suitable for both the International Equity Fund and the other accounts, such investments will be allocated between the International Equity Fund and the other accounts in a manner that Lindsell Train determines is fair and equitable under the circumstances to all clients, including the International Equity Fund.

To address and manage these potential conflicts of interest, Lindsell Train has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1641 (02/26)